UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Emerging Markets Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Cohen & Steers Asia Pacific Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

January 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.6%
AUSTRALIA 22.0%
DIVERSIFIED 13.4%
Aspen Group(a)	727,552	$343,230
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	0
FKP Property Group(a)	1,210,610	961,437
GPT Group(a)	708,506	2,090,270
Mirvac Group(a)	877,595	1,087,977
Stockland(a)	783,610	2,815,944
		7,298,858
INDUSTRIAL 3.2%
Goodman Group(a)	2,679,207	1,780,703
RETAIL 5.4%
Westfield Group(a)	299,314	2,945,828
TOTAL AUSTRALIA		12,025,389
HONG KONG 42.4%
DIVERSIFIED 33.0%
Agile Property Holdings Ltd.(a)	132,000	197,950
China Resources Land Ltd.(a)	621,000	1,123,865
Great Eagle Holdings Ltd.(a)	138,000	462,830
Guangzhou R&F Properties Co., Ltd. Class H(a)	576,700	852,363
Hang Lung Properties Ltd.(a)	380,000	1,668,750
Henderson Land Development Co., Ltd.(a)	158,890	1,107,671
Kerry Properties Ltd.(a)	29,778	160,162
KWG Property Holding Ltd.(a)	688,002	514,963
New World Development Ltd.(a)	637,000	1,223,326
Shimao Property Holdings Ltd.(a)	680,000	1,038,381
Sino Land Co., Ltd.(a)	396,928	755,973
Sun Hung Kai Properties Ltd.(a)	333,895	5,606,962
Swire Pacific Ltd. Class A(a)	34,500	545,286
Wharf Holdings Ltd.(a)	363,000	2,772,037
		18,030,519

	Number of Shares	Value
OFFICE 5.0%
Hongkong Land Holdings Ltd. (USD)(a)	386,200	$2,725,669
RESIDENTIAL 4.4%
China Overseas Land & Investment Ltd.(a)	1,266,120	2,404,478
TOTAL HONG KONG		23,160,666
INDIA 0.2%
DIVERSIFIED
Phoenix Mills Ltd.(a)	31,565	137,667
INDONESIA 1.3%
DIVERSIFIED
Agung Podomoro Land(b)	17,694,000	694,227
JAPAN 20.3%
DIVERSIFIED 17.9%
Mitsubishi Estate Co., Ltd.(a)	93,672	1,770,633
Mitsui Fudosan Co., Ltd.(a)	267,189	5,450,943
Nomura Real Estate Holdings, Inc.(a)	24,601	447,772
Tokyu Land Corp.(a)	183,000	940,892
United Urban Investment Corp.(a)	854	1,164,706
		9,774,946
INDUSTRIAL 1.3%
Japan Logistics Fund(a)	75	718,586
OFFICE 1.1%
Advance Residence Investment(a)	131	275,765
Japan Excellent, Inc.(a)	49	299,670
		575,435
TOTAL JAPAN		11,068,967

	Number of Shares	Value
PHILIPPINES 2.7%
RESIDENTIAL 0.8%
Filinvest Land(a)	18,547,677	$454,143
RETAIL 1.9%
SM Prime Holdings(a)	4,289,829	1,006,296
TOTAL PHILIPPINES		1,460,439
SINGAPORE 10.7%
DIVERSIFIED 6.2%
CapitaLand Ltd.(a)	725,285	2,051,240
City Developments Ltd.(a)	58,000	517,722
Keppel Land Ltd.(a)	225,000	793,276
		3,362,238
HOTEL 1.3%
CDL Hospitality Trusts(a)	423,991	698,723
OFFICE 2.0%
CapitaCommercial Trust(a)	971,000	1,091,006
RETAIL 1.2%
CapitaMalls Asia Ltd.(a)	458,347	673,526
TOTAL SINGAPORE		5,825,493
TOTAL COMMON STOCK (Identified cost—$43,741,578)		54,372,848

		Number of Warrants	Value
WARRANTS 0.0%
HONG KONG
Henderson Land Development Co., Ltd., expire, 6/1/11(b) (Identified cost—$0)		45,378	$9,720

		Number of Shares
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(d)		300,000	300,000
State Street Institutional Liquid Reserves Fund, 0.18%(d)		300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$600,000)			600,000

TOTAL INVESTMENTS (Identified cost—$44,341,578)	100.7%		54,982,568

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)		(375,860)

NET ASSETS	100.0%		$54,606,708

Glossary of Portfolio Abbreviations

EUR	Euro Currency
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 98.3% of net assets of the Fund.

(b)	Non-income producing security.
(c)	Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.
(d)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers Asia Pacific Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Asia Pacific Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2.  98.3% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.  The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) *
Common Stock – Indonesia	$694,227	$694,227	$—	—
Common Stock – Other Countries	53,678,621	—	53,678,621	—
Warrants	9,720	9,720	—	—
Money Market Funds	600,000	—	600,000	—
Total Investments	$54,982,568	$703,947	$54,278,621	—

*                 BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedure and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers Asia Pacific Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of January 31, 2011, the federal tax cost and net unrealized appreciation on securities held were as follows:

Gross unrealized appreciation	$11,198,845
Gross unrealized depreciation	(557,855)
Net unrealized appreciation	10,640,990

Cost for federal income tax purposes	$44,341,578

Note 3. Subsequent Event

Effective March 1, 2011, the Fund changed its name to Cohen & Steers Emerging Markets Real Estate Fund, Inc., and its policy with respect to the investment of at least 80% of its net assets will change to, under normal market conditions, investing at least 80% of its net assets in securities issued by emerging markets real estate companies and other investments with economic characteristics similar to such securities. The Fund’s investment objective will remain total return; however, generally the Fund expects the level of current income to vary over time.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: March 30, 2011